20. Going Concern Considerations	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Liquidity Disclosure [Policy Text Block]
20. Going Concern Considerations

As a result of the effects of the economic downturn and the record losses generated by the Corporation, the capital of the Corporation and the subsidiary bank has been significantly depleted.  The subsidiary bank has experienced significant increases in non-performing assets, impaired loans and loan loss provisions, resulting in the imposition of a Consent Order at the subsidiary bank and a Written Agreement at the Corporation.  For further discussion of these regulatory enforcements, see Note 13 – “Regulatory Matters” in the Notes to Consolidated Financial Statements.  Management is currently attempting to raise additional capital that will return the subsidiary bank to compliance with regulatory capital requirements of the Consent Order.  The Corporation’s ability to raise capital is contingent on the current capital markets and the Corporation’s financial performance.  Available capital markets are not currently favorable and the Corporation cannot be certain of its ability to raise capital on any terms.

The losses reported by the Corporation during the recent three years were primarily due to large provisions for loan losses, goodwill impairment charges and the establishment of a valuation allowance against the Corporation’s net deferred tax asset.  Prior to sustaining these losses in 2011, 2010 and 2009, the Corporation had a history of profitable operations.  The return to profitable operations is contingent on the overall economic recovery and the stability of collateral values of the real estate that secures many of the Corporation’s loans.

While the Corporation believes that it may be able to raise sufficient capital to meet its capital requirements and manage loan losses in the near term until such time that the overall economy improves without having to liquidate assets, the realization of assets in other-than-normal course of business in order to provide liquidity could result in additional losses to be reflected in the Corporation’s financial statements.